Acquisitions (Tables)	12 Months Ended
Sep. 30, 2015
Acquisitions [Abstract]
Schedule of assets acquired and liability assumed based on their fair value
Current assets
Cash and bank balances	$897,453
Prepayments, deposits and other receivables	264,729
Inventory	1,129

Non-current assets
Property and equipment, net	176,116

Current liabilities
Other payables and accruals	(51,172)
Loans	(2,888,570)
$(1,600,315)

Goodwill arising on acquisition:
Consideration transferred	$1,000,000
Less: fair value of identifiable net assets acquired	(1,600,315)
$2,600,315

Net cash inflow on acquisition of subsidiaries:
Consideration paid in cash	$—
Less: cash and cash equivalent balances acquired	897,453
$897,453

Schedule of changes in carrying value of goodwill
Goodwill
Balance as of September 30, 2013	$—
Increase in goodwill related to acquisition	2,600,315
Impairment losses	(2,600,315)
Balance as of September 30, 2014	$—
Balance as of September 30, 2015	$—